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VIA EDGAR

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August 5, 2004

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Variable Annuity Account Five
        (Seasons Triple Elite Variable Annuity)
        AIG SunAmerica Life Assurance Company
        File Nos. 333-66106 and 811-7727

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional information dated August 2, 2004 for Variable Annuity Account Five (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post Effective Amendments No. 8 and No. 9 under the 1933 Act and the 1940 Act, respectively, to the Separate Account's registration statement on form N-4 filed with the Securities and Exchange Commission on July 15, 2004 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6560.

Very truly yours,

/s/ ALISON RYAN

Alison Ryan
Counsel